Financial instruments - Schedule of Risk Assessment, Value-at-Risk and Scenario Analysis (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Confidence level used to determine value-at-risk	95.00%
Interest rates | VaR 1 day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	R$ 3,941
Interest rates | VaR 10 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	8,807
Interest rates | VaR 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	25,766
Credit spread on interest rates | VaR 1 day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	1,126
Credit spread on interest rates | VaR 10 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	2,518
Credit spread on interest rates | VaR 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	7,380
Foreign currency exchange | VaR 1 day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	91
Foreign currency exchange | VaR 10 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	203
Foreign currency exchange | VaR 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	595
Equity price | VaR 1 day
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	116,639
Equity price | VaR 10 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	276,999
Equity price | VaR 60 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	R$ 678,505